UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

June 30, 2011

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 45.1%

	Capital Markets – 6.0%

27,520	BNY Capital Trust V, Series F	5.950%	A1	$695,430

1,318	Credit Suisse	7.900%	A3	34,677

75,432	Deutsche Bank Capital Funding Trust I	7.350%	BBB	1,915,973

57,664	Deutsche Bank Capital Funding Trust II	6.550%	BBB	1,381,053

574,651	Deutsche Bank Capital Funding Trust V	8.050%	BBB	15,032,870

4,100	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB	98,605

14,100	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A2	337,554

220,000	Goldman Sachs Group Inc.	6.125%	A1	5,486,800

46,801	Morgan Stanley Capital Trust III	6.250%	Baa2	1,144,752

179,600	Morgan Stanley Capital Trust IV	6.250%	Baa2	4,335,544

1,900	Morgan Stanley Capital Trust V	5.750%	Baa2	44,916

270,010	Morgan Stanley Capital Trust VI	6.600%	Baa2	6,731,349

287,440	Morgan Stanley Capital Trust VII	6.600%	Baa2	7,062,401

126,621	Morgan Stanley Capital Trust VIII	6.450%	Baa2	3,078,157
	Total Capital Markets			47,380,081
	Commercial Banks – 7.2%

195,958	Banco Santander Finance	10.500%	A–	5,502,501

4,571	Banco Santander Finance	6.800%	A–	113,955

169,704	Barclays Bank PLC	8.125%	A–	4,470,003

71,669	Barclays Bank PLC	7.750%	A–	1,840,460

195,967	Fifth Third Capital Trust V	7.250%	Baa3	4,948,167

439,614	Fifth Third Capital Trust VI	7.250%	Baa3	11,113,442

17,633	HSBC Holdings PLC	8.125%	A–	469,214

222,364	HSBC Holdings PLC	8.000%	A–	6,046,077

60,000	HSBC Holdings PLC	6.200%	A–	1,465,200

6,625	HSBC USA Inc.	4.500%	A	166,619

6,899	KeyCorp Capital Trust V	5.875%	Baa3	169,439

95,813	KeyCorp Capital Trust IX	6.750%	Baa3	2,423,111

146,531	KeyCorp Capital Trust X	8.000%	Baa3	3,751,194

170,293	KeyCorp Capital VIII	7.000%	Baa3	4,313,522

172,300	National City Capital Trust II	6.625%	BBB	4,393,650

64,863	National City Capital Trust III	6.625%	BBB	1,647,520

227,190	Royal Bank of Scotland Group PLC, Series L	5.750%	BB	4,150,761

845	Wells Fargo & Company	8.000%	A–	24,159
	Total Commercial Banks			57,008,994
	Consumer Finance – 1.6%

100,000	GMAC Capital Trust I	8.125%	B3	2,560,000

50,000	Heller Financial Inc.	6.950%	A+	5,076,565

29,250	Heller Financial Inc.	6.687%	A+	2,925,916

70,272	HSBC USA Inc., Series H	6.500%	A–	1,748,367
	Total Consumer Finance			12,310,848
	Diversified Financial Services – 10.8%

29	BAC Capital Trust X	6.250%	Baa3	686

154,260	Citigroup Capital Trust VII	7.125%	BB+	3,887,352

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2011

Shares	Description (1)	Coupon	Ratings (2)	Value

	Diversified Financial Services (continued)

45,655	Citigroup Capital Trust VIII	6.950%	BB+	$1,139,092

475,000	Citigroup Capital XIII	7.875%	BB+	13,195,500

66,400	Citigroup Capital XIX	7.250%	BB+	1,665,976

6,165	Citigroup Capital XV	6.500%	BB+	148,885

14,002	Citigroup Capital XVI	6.450%	BB+	337,448

2,577	Citigroup Capital XVII	6.350%	BB+	61,539

5,400	Citigroup Capital XX	7.875%	BB+	137,538

78,000	Citigroup Inc.	8.125%	BB+	2,091,960

578,787	Countrywide Capital Trust III	7.000%	Baa3	14,423,372

28,116	Countrywide Capital Trust IV	6.750%	Baa3	695,871

139,147	Fleet Capital Trust VIII	7.200%	Baa3	3,482,849

1,632	Fleet Capital Trust IX	6.000%	Baa3	39,005

607,868	ING Groep N.V	8.500%	BBB–	15,828,883

424,748	ING Groep N.V	7.375%	BBB–	10,491,276

205,018	ING Groep N.V	7.200%	BBB–	5,068,045

58,482	ING Groep N.V	7.050%	BBB–	1,429,300

134,010	ING Groep N.V	6.375%	BBB–	3,011,205

18,031	ING Groep N.V	6.200%	BBB–	406,419

6,281	ING Groep N.V	6.125%	BBB–	141,323

3,573	JP Morgan Chase Capital Trust XI	5.875%	A2	89,361

376	JP Morgan Chase Capital Trust XIX, Series S	6.625%	A2	9,453

714	JP Morgan Chase Capital Trust XXIV	6.875%	A2	18,243

285,267	JP Morgan Chase Capital Trust XXIX	6.700%	A2	7,251,487

3,823	Merrill Lynch Capital Trust III	7.375%	Baa3	96,607
	Total Diversified Financial Services			85,148,675
	Electric Utilities – 1.6%

895	American Electric Power	8.750%	Baa3	25,391

5,182	DTE Energy Trust I	7.800%	BBB–	138,929

100	DTE Energy Trust II	7.500%	BBB–	2,611

96,945	Entergy Mississippi Inc.	6.000%	A–	2,539,959

25,783	Entergy Texas Inc.	7.875%	BBB+	747,707

8,000	Georgia Power Company	6.500%	BBB+	835,500

1,200	NextEra Energy Inc.	7.450%	BBB	31,920

9,700	NextEra Energy Inc.	6.600%	BBB	245,895

56,136	PPL Capital Funding, Inc.	6.850%	BBB–	1,461,220

53,000	PPL Electric Utilities Corporation	6.250%	BB+	1,326,659

49,000	Southern California Edison Company	6.500%	Baa2	4,941,346
	Total Electric Utilities			12,297,137
	Insurance – 12.0%

48,366	Aegon N.V.	6.875%	BBB	1,158,849

73,646	Aegon N.V.	6.500%	BBB	1,705,641

505,699	Aegon N.V.	6.375%	BBB	11,939,553

562,488	Aegon N.V.	7.250%	BBB	14,073,450

770,522	Allianz SE	8.375%	A+	20,178,045

2	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value

	Insurance (continued)

306,870	American International Group	7.700%	BBB	$7,690,162

286,428	Assured Guaranty Municipal Holdings	6.875%	A+	6,988,843

2,712	Assured Guaranty Municipal Holdings	6.250%	A+	62,430

35,588	Assured Guaranty Municipal Holdings	5.600%	A+	749,483

5,000	Endurance Specialty Holdings Limited	7.750%	BBB–	130,050

822,616	Endurance Specialty Holdings Limited	7.500%	BBB–	20,524,269

2,100	MetLife Inc., Series B	6.500%	Baa2	52,500

245,445	PartnerRe Limited	7.250%	BBB+	6,231,849

1,700	PLC Capital Trust III	7.500%	BBB	42,959

17,475	PLC Capital Trust IV	7.250%	BBB	437,050

3,319	Principal Financial Group	6.518%	Baa3	82,975

1,250	Principal Financial Group	5.563%	Baa3	122,539

12,250	Protective Life Corporation	7.250%	BBB	305,638

199	Prudential Financial Inc.	9.000%	BBB+	5,544

820	Prudential PLC	6.750%	A–	20,541

18,187	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	434,124

51,390	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	1,279,097

14,123	Selective Insurance Group	7.500%	Baa3	354,487
	Total Insurance			94,570,078
	Multi-Utilities – 0.3%

59,165	Dominion Resources Inc.	8.375%	BBB	1,692,711

13,300	Xcel Energy Inc.	7.600%	BBB	365,750
	Total Multi-Utilities			2,058,461
	Real Estate Investment Trust – 1.8%

1,131	Duke Realty Corporation, Series L	6.600%	Baa3	27,721

220	Duke Realty Corporation, Series O	8.375%	Baa3	5,953

6,700	Duke-Weeks Realty Corporation	6.625%	Baa3	163,949

58,724	Harris Preferred Capital Corporation, Series A	7.375%	A–	1,480,432

539	Kimco Realty Corporation, Series G	7.750%	Baa2	14,046

5,000	PS Business Parks, Inc.	7.000%	BBB–	125,500

63,943	PS Business Parks, Inc.	6.700%	BBB–	1,583,229

8,680	Public Storage, Inc., Series K	7.250%	BBB+	219,257

30,390	Public Storage Inc., Series W	6.500%	BBB+	761,573

391,067	Vornado Realty Trust	6.875%	BBB–	9,850,978

8,930	Vornado Realty Trust	6.750%	BBB–	222,893
	Total Real Estate Investment Trust			14,455,531
	U.S. Agency – 3.8%

35,000	Cobank Agricultural Credit Bank, 144A	7.814%	A	1,661,408

477,250	Cobank Agricultural Credit Bank, 144A	7.000%	A	21,655,219

18,600	Cobank Agricultural Credit Bank, 144A	11.000%	A	976,500

107,000	Cobank Agricultural Credit Bank	11.000%	A	5,614,162
	Total U.S. Agency			29,907,289
	Total $25 Par (or similar) Preferred Securities (cost $315,752,461)			355,137,094

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 0.3%

	California – 0.1%

$385	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14		No Opt. Call	N/R	$375,791

140	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13, 144A		No Opt. Call	N/R	142,058
525	Total California				517,849
	Florida – 0.1%

190	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21		8/14 at 100.00	N/R	182,594

445	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007B, 7.804%, 10/01/20, 144A		No Opt. Call	BBB–	448,137
635	Total Florida				630,731
	Idaho – 0.0%

20	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008B, 7.500%, 6/01/12		No Opt. Call	BBB	19,824
	Louisiana – 0.0%

195	Carter Plantation Land Louisiana, 9.000%, 7/01/17, 144A (4), (5)		8/11 at 100.00	N/R	19,403
	New Jersey – 0.0%

200	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38		No Opt. Call	A–	206,430
	Texas – 0.1%

600	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008B, 10.000%, 8/15/18		No Opt. Call	BB+	565,968

100	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12		8/11 at 100.00	N/R	100,081

700	Total Texas				666,049
	Washington – 0.0%

520	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Fuels Inc., Series 2007H, 10.000%, 12/01/11 (4), (5)		No Opt. Call	N/R	130,000
$2,795	Total Taxable Municipal Bonds (cost $2,802,228)				2,190,286

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 6.1%

	Diversified Financial Services – 0.3%

$2,000	Ameriprise Financial, Inc	7.518%	6/01/66	BBB+	$2,085,000
	Electric Utilities – 0.4%

3,500	FPL Group Capital Inc.	6.650%	6/15/17	BBB	3,500,000
	Insurance – 5.4%

9,310	American International Group, Inc.	8.175%	5/15/58	BBB	10,172,106

2,000	Nationwide Mutual Insurance Company, 144A	8.250%	12/01/31	A–	2,220,484

1,500	Nationwide Mutual Insurance Company, 144A	7.875%	4/01/33	A–	1,608,590

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$15,210	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	$18,870,910

9,895	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	9,928,386
37,915	Total Insurance				42,800,476
$43,415	Total Corporate Bonds (cost $46,517,270)				48,385,476

Principal Amount (000)/Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 47.6%

	Capital Markets – 1.3%

250	BNY Institutional Capital, 144A	7.780%	12/01/26	A1	$255,000

6,500	Goldman Sachs Group, Inc.	6.345%	2/15/34	A3	6,146,803

3,750	Macquarie PMI LLC	8.375%	—	BBB	3,975,188
10,500	Total Capital Markets				10,376,991
	Commercial Banks – 12.9%

3,000	Abbey National Capital Trust I	8.963%	6/30/30	A–	3,315,000

1,650	AgFirst Farm Credit Bank, 144A	7.300%	12/15/53	A	1,606,523

10,400	Bank of America Corporation	8.000%	1/30/18	BB+	10,860,824

13,685	Barclays Bank PLC	6.278%	12/15/34	A–	11,871,738

3,135	BB&T Capital Trust IV	6.820%	6/12/37	Baa1	3,174,188

11,950	BNP Paribas, 144A	7.195%	12/25/37	A	11,531,750

5,500	First Empire Capital Trust I	8.234%	2/01/27	Baa2	5,506,622

3,000	First Empire Capital Trust II	8.277%	6/01/27	Baa2	3,014,904

3,380	HVB Funding Trust III, 144A	9.000%	10/22/31	BBB	3,278,600

2,750	Rabobank Nederland, 144A	11.000%	6/30/19	AA–	3,509,000

4,330	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	4,152,712

2,000	Union State Capital Trust I	9.580%	2/01/27	NA	2,019,080

34,969	Wells Fargo & Company, Series K	7.980%	9/15/99	A–	37,766,520
99,749	Total Commercial Banks				101,607,461
	Consumer Finance – 0.9%

6,895	Capital One Capital III Corporation	7.686%	8/15/36	Baa3	7,050,138
	Diversified Financial Services – 4.5%

32,201	JP Morgan Chase & Company	7.900%	4/30/18	BBB+	34,586,772

1,000	Republic New York Capital I	7.750%	11/15/26	A–	1,021,250
33,201	Total Diversified Financial Services				35,608,022
	Electric Utilities – 1.0%

500	FPL Group Capital Inc.	6.350%	10/01/16	BBB	496,250

825	FPL Group Capital Inc.	7.300%	9/01/17	BBB	864,188

5,959	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	5,914,308
7,284	Total Electric Utilities				7,274,746
	Insurance – 24.2%

14,645	AXA SA, 144A	6.379%	12/14/36	Baa1	12,814,375

84	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	8,215,511

22,154	Catlin Insurance Company Limited, 144A	7.249%	1/19/17	BBB+	21,101,685

4,900	Dai-Ichi Mutual Life, 144A	7.250%	3/15/61	A3	4,897,124

5,695	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	5,474,319

8,000	Financial Security Assurance Holdings, 144A	6.400%	12/15/36	A–	6,040,000

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2011

Principal Amount (000)/Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

17,800	Glen Meadows Pass Through Trust, 144A	6.505%	2/15/17	BB+	$15,664,000

2,400	Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	2,586,000

12,797	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	16,988,018

4,150	Lincoln National Corporation	7.000%	5/17/16	BBB	4,157,470

3,000	Lincoln National Corporation	6.050%	4/20/17	BBB	2,887,500

18,441	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	22,498,020

7,492	National Financial Services Inc.	6.750%	5/15/37	Baa2	7,038,734

5,090	Prudential Financial Inc.	8.875%	6/15/18	BBB+	5,942,575

12,705	Prudential PLC	7.750%	3/23/49	A–	13,022,625

7,100	Reinsurance Group of America Inc.	6.750%	12/15/65	BBB–	6,782,978

11,162	StanCorp Financial Group Inc.	6.900%	6/01/17	BBB	10,709,783

9,455	Swiss Re Capital I, 144A	6.854%	5/25/16	A–	9,090,838

8,735	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	8,931,535

6,358	XL Capital Ltd	6.500%	10/15/57	BBB–	5,833,461
182,163	Total Insurance				190,676,551
	Real Estate Investment Trust – 1.6%

11	Sovereign Real Estate Investment Trust, 144A	12.000%	10/31/50	BBB+	12,313,672
	U.S. Agency – 1.2%

9	Farm Credit Bank of Texas	10.000%	12/15/60	A3	9,695,313
	Total Capital Preferred Securities (cost $352,137,322)				374,602,894

Principal Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%

$2,624	Repurchase Agreement with State Street Bank, dated 6/30/11, repurchase price $2,624,139, collateralized by $2,660,000 U.S. Treasury Notes, 1.750%, due 5/31/16, value $2,678,258		0.010%	7/01/11	$2,624,138
	Total Short-Term Investments (cost $2,624,138)				2,624,138
	Total Investments (cost $719,833,419) – 99.4%				782,939,888
	Other Assets Less Liabilities – 0.6% (6)				4,876,994
	Net Assets – 100%				$787,816,882

Investments in Derivatives

Forward Swaps outstanding at June 30, 2011:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	$28,000,000	Receive	3-Month USD-LIBOR	2.970%	Semi-Annually	11/10/11	11/10/21	$1,131,765
Morgan Stanley	12,000,000	Receive	3-Month USD-LIBOR	3.488	Semi-Annually	10/14/11	10/14/40	1,325,807
								$2,457,572

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

6	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
$25 Par (or similar) Preferred Securities	$290,799,737	$68,312,545	$—	$359,112,282
Taxable Municipal Bonds	—	2,040,883	149,403	2,190,286
Corporate Bonds	—	48,385,476	—	48,385,476
Capital Preferred Securities	—	370,627,706	—	370,627,706
Short-Term Investments	—	2,624,138	—	2,624,138
Derivatives:
Forward Swaps *	—	2,457,572	—	2,457,572
	$290,799,737	$494,448,320	$149,403	$785,397,460
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$98,259
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(78,856)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	130,000
Transfers out of	—
Balance at the end of period	$149,403

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$2,457,572	Unrealized depreciation on forward swaps*	$—
*	Represents cumulative appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

June 30, 2011

of Assets and Liabilities presented in the annual report. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments (excluding investments in derivatives) was $720,671,908.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$64,958,643
Depreciation	(2,690,663)
Net unrealized appreciation (depreciation) of investments	$62,267,980

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(6)	Other Assets Less Liabilities includes the Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

SATURNS	Structured Asset Trust Unit Repackaging.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund

June 30, 2011

Shares	Description (1)			Value

	COMMON STOCKS – 10.0%

	Automobiles – 0.8%

600	General Motors Company			$18,216
	Communications Equipment – 1.5%

1,500	Motorola Mobility Holdings Inc.			33,060
	Computers & Peripherals – 1.0%

600	Hewlett-Packard Company			21,840
	Diversified Financial Services – 1.9%

1,010	Citigroup Inc.			42,056
	Insurance – 0.9%

2,000	Genworth Financial Inc., Class A, (2)			20,560
	Media – 1.1%

700	Time Warner Inc.			25,459
	Metals & Mining – 1.4%

700	Barrick Gold Corporation			31,703
	Pharmaceuticals – 1.4%

1,500	Pfizer Inc.			30,900
	Total Common Stocks (cost $230,873)			223,794

Shares	Description (1)	Coupon	Ratings (3)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 82.1%

	Commercial Banks – 14.0%

3,000	HSBC Holdings PLC	8.000%	A	81,570

690	Popular Inc.	3.500%	B2	15,056

38	U.S. Bancorp.	7.189%	A	31,920

100	Wells Fargo & Company, Convertible Bond	7.500%	A	105,999

3,000	Zions Bancorporation	9.500%	BB	78,420
	Total Commercial Banks			312,965
	Commercial Services & Supplies – 4.4%

100	Pitney Bowes International Holdings, 144A	6.125%	Baa1	98,500
	Consumer Finance – 8.8%

2,000	Ally Financial Inc.	8.500%	B	50,060

1,000	Heller Financial Inc.	6.687%	A+	100,031

1,000	SLM Corporation, Series A	6.970%	BB	47,510
	Total Consumer Finance			197,601
	Diversified Financial Services – 6.9%

100	Bank of America Corporation	7.250%	BB	100,120

2,000	Citigroup Inc.	8.500%	BB	53,680
	Total Diversified Financial Services			153,800
	Electric Utilities – 3.4%

3,000	BGE Capital Trust II	6.200%	BBB–	75,450
	Insurance – 21.4%

2,500	Allianz SE	8.375%	A+	65,469

3,000	American Financial Group	7.000%	BBB+	76,110

3,000	Aspen Insurance Holdings Limited	7.401%	BBB–	74,880

1,567	Endurance Specialty Holdings Limited	7.750%	BBB–	40,758

1,200	Endurance Specialty Holdings Limited	7.500%	BBB–	29,940

900	Montpelier Re Holdings Limited	8.875%	BB+	23,220

2,000	PLC Capital Trust III	7.500%	BBB	50,540

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund (continued)

June 30, 2011

Shares	Description (1)	Coupon		Ratings	(3)	Value

	Insurance (continued)

1,900	Principal Financial Group	6.518%		BBB		$47,500

2,500	Prudential Financial Inc.	9.000%		BBB+		69,650
	Total Insurance					478,067
	Multi-Utilities – 3.1%
2,500	Scana Corporation	7.700%		BBB–		70,775
	Oil, Gas, & Consumable Fuels – 1.1%
500	Magnum Hunter Resources Corporation	8.000%		N/A		24,050
	Real Estate Investment Trust – 17.2%

1,209	Apartment Investment & Management Company, Series U	7.750%		Ba3		30,443

3,000	Ashford Hospitality Trust Inc.	9.000%		N/A		75,630

1,100	Ashford Hospitality Trust Inc.	8.450%		N/A		27,148

2,200	CommomWealth REIT	7.250%		Baa3		54,978

2,500	Dupont Fabros Technology	7.875%		Ba3		63,250

2,500	Kimco Realty Corporation, Series G	7.750%		Baa2		65,150

2,500	Vornado Realty LP	7.875%		BBB		68,500
	Total Real Estate Investment Trust					385,099
	Wireless Telecommunication Services – 1.8%

1,600	Telephone and Data Systems Inc.	7.000%		Baa2		40,416
	Total $25 Par (or similar) Preferred Securities (cost $1,613,931)					1,836,723

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)		Value
	CAPITAL PREFERRED SECURITIES – 4.4%

	Insurance – 4.4%

1	Axis Capital Holdings Limited	7.500%	N/A (4)	BBB		$97,313
	Total Capital Preferred Securities (cost $214,088)					97,313

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)		Value
	CORPORATE BONDS – 1.4%

	Independent Power Producers & Energy Traders – 1.4%

$32	NRG Energy Inc., 144A	7.875%	5/15/21	BB		$31,920
	Total Corporate Bonds (cost $32,080)					31,920
	Total Investments (cost $2,090,972) – 97.9%					2,189,750
	Other Assets Less Liabilities – 2.1% (5)					46,525
	Net Assets – 100%					$2,236,275

Investments in Derivatives

Call Options Written outstanding as of June 30, 2011:

Number of Contracts	Type	Notional Amount (6)	Expiration Date	Strike Price	Value

(2)	Barrick Gold Corporation	$(11,000)	10/22/11	$55.0	$(76)

(2)	Total Call Options Written (premiums received $794)	$(11,000)			$(76)

10	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$223,794	$—	$—	$223,794
$25 Par (or similar) Preferred Securities	1,557,667	279,056	—	1,836,723
Corporate Bonds	—	31,920	—	31,920
Capital Preferred Securities	—	97,313	—	97,313
Derivatives:
Call Options Written	(76)	—	—	(76)
	$1,781,385	$408,289	$—	$2,189,674

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$76

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments (excluding investments in derivatives) was $2,093,091.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$125,733
Depreciation	(29,074)
Net unrealized appreciation (depreciation) of investments	$96,659

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund (continued)

June 30, 2011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Perpetual Security. Maturity Date is not applicable.

(5)	Other Assets Less Liabilities includes the Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not available.

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2011